Taxation	6 Months Ended
Sep. 30, 2018
Taxation
Taxation

4   Taxation

	Six months ended 30 September
	2018	2017
	€m	€m
United Kingdom corporation tax (expense)/income[1]:
Current year	1	(71)
Adjustments in respect of prior years	(6)	3

Overseas current tax (expense)/income:
Current year	(589)	(628)
Adjustments in respect of prior years	19	87
Total current tax expense	(575)	(609)

Deferred tax on origination and reversal of temporary differences:
United Kingdom deferred tax	39	(86)
Overseas deferred tax	(873)	116
Total deferred tax (expense)/income	(834)	30
Total income tax expense	(1,409)	(579)

Note:

1.      UK operating profits are largely offset by statutory allowances for capital investment in the UK network and systems plus ongoing interest costs including those arising from the €10.3 billion of spectrum payments to the UK government in 2000 and 2013.

The six months ended 30 September 2018 include an increase in the deferred tax assets in Luxembourg of €159 million resulting from the tax treatment of the revaluation of investments following completion and approval of the Luxembourg statutory accounts and tax returns. The Group expects to use its losses in Luxembourg over a period of 58 years and the losses in Germany over a period of between 9 and 11 years; the actual use of these losses, and the period over which they may be used, is dependent on many factors which may change. These factors include the level of profitability in both Luxembourg and Germany, changes in tax law and changes to the structure of the Group. Further details about the Group’s tax losses can be found in note 6 of the Group’s consolidated financial statements for the year ended 31 March 2018.

The Group also derecognised a deferred tax asset of €1,048 million in Spain in the six months ended 30 September 2018 following a reassessment of expected future business performance and consequently lower projected cash flows. Overseas deferred tax expense for the six months ended 30 September 2017 included the recognition of €159 million in relation to losses in Luxembourg expected to be used within 60 years.